Exhibit 99.2 Schedule 5

Client Name:	Barclays
Client Project Name:	BARC 2024-NQM2
Start - End Dates:	2/xx/2024 - 2/xx/2024
Deal Loan Count:	5

Rating Agency ATR QM Data Fields

Loans in Report:	5

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/xx/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Borrowers Qualified Through a Non-Resident Alien Program	Residual Income Analysis in File	ATR/QM Residual Income
900000771	ATR/QM: Exempt	No	Yes	01/xx/2024	01/xx/2024	No	No	0	1/xx/1900	8.625	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	(No Data)	0
900000768	ATR/QM: Exempt	No	Yes	01/xx/2024	01/xx/2024	No	No	0	1/xx/1900	8.5	Employed	Employed	Non-Permanent Resident Alien	Non-Permanent Resident Alien	(No Data)	(No Data)	0
900000772	Non-QM: Lender documented all ATR UW factors	No	Yes	01/xx/2024	01/xx/2024	No	No	8162.75	2/xx/2024	8.463	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
900000770	Non-QM: Lender documented all ATR UW factors	No	Yes	01/xx/2024	01/xx/2024	No	No	21081.5	1/xx/2024	8.7245	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	No	0
900000769	ATR/QM: Exempt	No	Yes	01/xx/2024	01/xx/2024	No	No	0	1/xx/1900	8.0001	Employed	(No Data)	Non-Permanent Resident Alien	(No Data)	(No Data)	(No Data)	0

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